Trading derivatives (assets and liabilities) and short positions - Schedule of short positions (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
FINANCIAL LIABILITIES HELD FOR TRADING	€ 122,270	€ 115,185	€ 79,469
Short positions
Financial instruments
FINANCIAL LIABILITIES HELD FOR TRADING	26,174	22,515	12,236
Debt securities | Short positions
Financial instruments
Borrowed securities	3,263	1,979	825
Short sales	22,365	19,543	11,022
Debt securities | Short positions | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Financial instruments
Borrowed securities	1,881	1,362	825
Debt securities | Short positions | Banco Santander Brasil SA
Financial instruments
Short sales	3,462	3,857	1,952
Debt securities | Short positions | Santander US Capital Markets LLC
Financial instruments
Short sales	2,442	2,690	0
Equity instruments | Short positions
Financial instruments
Borrowed securities	546	993	389
Parent Company | Debt securities | Short positions
Financial instruments
Borrowed securities	1,383	617	0
Short sales	16,143	12,902	8,926
Parent Company | Equity instruments | Short positions
Financial instruments
Borrowed securities	€ 312	€ 934	€ 318